UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Managing Director
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE              August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     --------------------          ----

     28-06287                      ABANCO Investments, Ltd.
     28-03420                      Ashford Capital Management
     28-02635                      Gardner, Russo & Gardner
     28-04558                      Parametric Portfolio Associates
     28-10747                      La Couharde Investments, LLC
     28-10779                      New Generation Advisers Inc.
     28-01658                      Chieftain Capital Management Inc.
     28-07104                      WCM Investment Management
     28-05814                      Baldwin Brothers
     28-02588                      Klingenstein Fields & Co.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $234
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                     BRANDYWINE MANAGERS, LLC
                                                         AS OF 6/30/2006

                                 Title of                   Value    Shrs or SH/ PUT/   Investment    Other     VOTING AUTHORITY
       Name of Issuer             Class        CUSIP       (x1000)   Prn Amt Prn CALL   Discretion   Managers         Sole
----------------------------   -------------   ---------   -------   ----------------   ----------   --------   ----------------
LOOPNET INC                    COM             543524300    $234     12,566  SH            Sole        None         12,566

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